Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Schedule of Investments Measured at Fair Value on Recurring Basis

Investments Measured at Fair Value on a Recurring Basis at December 31, 2025:

	As of December 31, 2025
	Total	Level 1	Level 2	Level 3

Assets:
Mutual Funds	$65,448,321	$65,448,321	$-	$-
Kimco Realty Company Stock	9,132,062	9,132,062	-	-
Investments measured at net asset value:
Common/Collective Trusts (a)	190,213,189
Total Assets	$264,793,572	$74,580,383	$-	$-

Investments Measured at Fair Value on a Recurring Basis at December 31, 2024:

	As of December 31, 2024
	Total	Level 1	Level 2	Level 3

Assets:
Mutual Funds	$56,294,777	$56,294,777	$-	$-
Kimco Realty Company Stock	8,798,631	8,798,631	-	-
Investments measured at net asset value:
Common/Collective Trusts (a)	170,378,686
Total Assets	$235,472,094	$65,093,408	$-	$-

(a)
In accordance with Topic 820, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits. The beneficial interest of each participant is represented in units, which are issued and redeemed daily at the fund’s closing NAV, which is calculated by T. Rowe Price.